CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jul. 31, 2023	Jan. 31, 2023
CURRENT ASSETS
Cash	$ 227,409	$ 276,385
Accounts receivable (net)
Trade	56,236	45,173
Other	13,133	11,658
Prepaid expenses and other	26,426	24,676
Inventory	970	759
TOTAL CURRENT ASSETS	324,174	358,651
OTHER LONG-TERM ASSETS	22,657	22,247
PROPERTY AND EQUIPMENT, NET	12,603	11,434
RIGHT-OF-USE ASSETS	5,798	6,774
DEFERRED INCOME TAXES	3,760	11,483
INTANGIBLE ASSETS, NET	282,026	229,808
GOODWILL	765,104	675,647
TOTAL ASSETS	1,416,122	1,316,044
CURRENT LIABILITIES
Accounts payable	12,351	10,569
Accrued liabilities	98,091	80,309
Lease obligations	3,177	3,397
Income taxes payable	4,758	7,536
Deferred revenue	85,421	67,784
TOTAL CURRENT LIABILITIES	203,798	169,595
LEASE OBLIGATIONS	2,977	3,923
DEFERRED REVENUE	1,773	1,615
INCOME TAXES PAYABLE	7,177	6,120
DEFERRED INCOME TAXES	26,593	35,400
TOTAL LIABILITIES	242,318	216,653
COMMITMENTS, CONTINGENCIES AND GUARANTEES
SHAREHOLDERS' EQUITY
Common shares - unlimited shares authorized; Shares issued and outstanding totaled 85,095,929 at July 31, 2023 (January 31, 2023 - 84,820,100)	546,984	538,448
Additional paid-in capital	486,520	486,551
Accumulated other comprehensive income (loss)	(22,017)	(30,456)
Retained earnings	162,317	104,848
TOTAL SHAREHOLDERS' EQUITY	1,173,804	1,099,391
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,416,122	$ 1,316,044